Schedule of Issued Capital (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Beginning balance, shares	13,779,502	14,336,539
Settlement of PSUs and RSUs, shares	150,068	265,143
Share options exercised, shares	5,870	7,410
Share repurchase	(1,024,002)	(833,614)
Redemption of non-management directors share units	20,961	4,024
Ending balance, shares	12,932,399	13,779,502
Beginning balance	$ 2,301,729	$ 2,365,129
Reversal of share repurchase accrual	10,000
Share repurchase accrual	(10,000)	(10,000)
Settlement of PSUs and RSUs	11,651	21,846
Share options exercised	599	978
Share repurchases	(76,857)	(76,570)
Redemption of non-management directors share units	1,644	346
Ending balance	$ 2,238,766	$ 2,301,729